LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Lease liabilities related to Right of Use assets	$ 1,878	$ 2,054
Sale and leaseback liabilities	102	99
Current liabilities	1,980	2,153
Non-Current liabilities
Lease liabilities related to Right of Use assets	13,790	16,407
Sale and leaseback liabilities	75	181
Non-current liabilities	$ 13,865	$ 16,588